UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8979

Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		614-470-8000

Date of fiscal year end:	12/31/08

Date of reporting period:	03/31/08

Item 1. Schedule of Investments.

The Victory Variable Insurance Funds	Schedule of Portfolio Investments
Diversified Stock Fund	March 31, 2008
(Amounts in Thousands, Except Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Paper (0.9%)
BNP Paribas Finance, Inc., 3.04% (a), 4/1/08	$412	$412

Total Commercial Paper (Amortized Cost $412)		412

Common Stocks (99.2%)
Banks (6.2%)
Bank of America Corp.	35,500	1,346
J.P. Morgan Chase & Co.	24,446	1,050
Wells Fargo Co.	16,800	489
		2,885
Beverages (7.5%)
Coca-Cola Co.	18,300	1,114
Diageo PLC, ADR	12,500	1,016
PepsiCo, Inc.	18,681	1,349
		3,479
Biotechnology (4.1%)
Amgen, Inc. (b)	17,400	727
Genentech, Inc. (b)	14,481	1,175
		1,902
Brokerage Services (2.9%)
Charles Schwab Corp.	70,790	1,333
		1,333
Building Materials (0.8%)
USG Corp. (b)	10,361	381
		381
Chemicals (1.6%)
PPG Industries, Inc.	12,122	733
		733
Computers & Peripherals (10.0%)
Apple Computer, Inc. (b)	10,000	1,435
Cisco Systems, Inc. (b)	58,200	1,402
Dell, Inc. (b)	28,200	562
EMC Corp. (b)	89,000	1,276
		4,675
Cosmetics & Toiletries (3.9%)
Estee Lauder Cos., Class A	9,165	420
Procter & Gamble Co.	20,200	1,416
		1,836
Engineering (1.1%)
Foster Wheeler Ltd. (b)	8,972	508
		508
Financial Services (0.5%)
Citigroup, Inc.	11,600	248
		248
Health Care (0.2%)
Medtronic, Inc.	1,894	92
		92
Home Builders (0.2%)
Toll Brothers, Inc. (b)	4,200	99
		99

See notes to schedules of investments.

Security Description	Shares	Value
Insurance (1.3%)
American International Group, Inc.	14,242	$616
		616
Internet Business Services (2.7%)
Google, Inc., Class A (b)	2,900	1,277
		1,277
Internet Service Provider (1.1%)
Yahoo!, Inc. (b)	17,048	493
		493
Investment Companies (1.9%)
Invesco Ltd.	17,489	426
The Blackstone Group LP	30,400	483
		909
Manufacturing-Diversified (1.8%)
Siemens AG, Sponsored ADR	7,900	861
		861
Manufacturing-Miscellaneous (3.1%)
3M Co.	18,000	1,425
		1,425
Mining (4.8%)
Barrick Gold Corp.	18,395	799
Newmont Mining Corp.	31,900	1,445
		2,244
Oil & Gas Exploration-Production & Services (3.5%)
Chesapeake Energy Corp.	22,700	1,048
XTO Energy, Inc.	9,302	575
		1,623
Oilfield Services & Equipment (10.9%)
BJ Services Co.	26,600	758
Halliburton Co.	50,200	1,974
Schlumberger Ltd.	26,959	2,346
		5,078
Pharmaceuticals (7.8%)
Johnson & Johnson	25,100	1,628
Merck & Co., Inc.	33,500	1,271
Pfizer, Inc.	35,405	741
		3,640
Radio & Television (1.1%)
Comcast Corp., Class A	26,000	503
		503
Retail (0.7%)
Target Corp.	6,889	349
		349
Retail-Department Stores (0.6%)
Kohl’s Corp. (b)	6,286	270
		270
Retail-Drug Stores (2.8%)
CVS Caremark Corp.	32,000	1,296
		1,296

See notes to schedules of investments.

Security Description	Shares	Value
Retail-Specialty Stores (0.5%)
Tiffany & Co.	6,116	$256
		256
Semiconductors (5.8%)
Intel Corp.	76,000	1,610
Maxim Integrated Products, Inc.	22,744	464
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	62,963	646
		2,720
Software & Computer Services (3.5%)
Microsoft Corp.	58,100	1,649
		1,649
Utilities-Electric (4.0%)
Duke Energy Corp.	26,800	479
Exelon Corp.	16,923	1,375
		1,854
Utilities-Telecommunications (2.3%)
Verizon Communications, Inc.	28,824	1,051
		1,051
Total Common Stocks (Cost $46,212)		46,285

Total Investments (Cost $46,624) — 100.1%		46,697
Liabilities in excess of other assets — (0.1)%		(63)
NET ASSETS — 100.0%		$46,634

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

ADR	American Depositary Receipt

LP	Limited Partnership

See notes to schedules of investments.

Notes to Schedule of Portfolio Investments

March 31, 2008 (unaudited)

1. Federal Tax Information:

At March 31, 2008, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation is as follows (amounts in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/Depreciation
Diversified Stock Fund	$46,827	$3,059	$(3,189)	$(130)

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Victory Variable Insurance Funds (the “Trust”) in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America.  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.  The Trust presently offers shares of one fund, the Diversified Stock Fund (the “Fund”).

Accounting Standards:

Effective January 1, 2008, the Fund began applying the standard established under the Financial Accounting standard Board’s Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy.  The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 - quoted prices in active markets for identical securities.

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2008 (amounts in thousands):

			LEVEL 2 - Other Significant		LEVEL 3 - Significant
	LEVEL 1 - Quoted Prices		Observable Inputs		Unobservable Inputs		Total
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund Name	in Securities	Investments*	in Securities	Investments*	in Securities	Investments*	in Securities	Investments*
Diversified Stock Fund	$46,286	$—	$412	$—	$—	$—	$46,697	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as options, which are valued at the unrealized appreciation / (depreciation) on the investment.

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price (“NOCP”).  If there have been no sales for that day on any exchange or system a security is valued at the last available bid quotation on the exchange or system where the security is principally traded.  Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”).  Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.  Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security.  Investments in other open-end investment companies are valued at net asset value.  Investments for which there are no such quotations, or for which the quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee in accordance with procedures approved by the Board.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than in the first calculation on the first business day following the trade date.  For financial reporting purposes, however, portfolio security transactions are accounted for on trade date.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date.  Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Variable Insurance Funds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	May 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David C. Brown
David C. Brown, President
Date	May 19, 2008

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	May 19, 2008

* Print the name and title of each signing officer under his or her signature.